Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2021	December 31, 2020
Bermuda	5,728,466	5,924,779
Cayman	4,973,402	4,479,937
Channel Islands and the UK	5,234,880	4,826,671
Other	33,059	32,928
Total assets before inter-segment eliminations	15,969,807	15,264,315
Less: inter-segment eliminations	(634,607)	(525,681)
Total	15,335,200	14,738,634

2021	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	147,295	(1,304)	2,206	84,641	232,838	880	233,718	186,806	46,912
Cayman	89,757	1,241	1,415	58,058	150,471	213	150,684	58,945	91,739
Channel Islands and the UK	62,752	63	(493)	45,294	107,616	(2,454)	105,162	81,654	23,508
Other	3	—	—	27,549	27,552	—	27,552	27,043	509
Total before eliminations	299,807	—	3,128	215,542	518,477	(1,361)	517,116	354,448	162,668
Inter-segment eliminations	—	—	—	(17,435)	(17,435)	—	(17,435)	(17,435)	—
Total	299,807	—	3,128	198,107	501,042	(1,361)	499,681	337,013	162,668

2020	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	158,790	778	(8,750)	85,216	236,034	1,970	238,004	192,781	45,223
Cayman	94,211	1,149	483	49,294	145,137	491	145,628	62,605	83,023
Channel Islands and the UK	64,591	(1,927)	(224)	40,698	103,138	(1,238)	101,900	82,057	19,843
Other	7	—	—	14,384	14,391	(1)	14,390	15,262	(872)
Total before eliminations	317,599	—	(8,491)	189,592	498,700	1,222	499,922	352,705	147,217
Inter-segment eliminations	—	—	—	(5,733)	(5,733)	—	(5,733)	(5,733)	—
Total	317,599	—	(8,491)	183,859	492,967	1,222	494,189	346,972	147,217

2019	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	182,674	1,236	(3,088)	89,114	269,936	2,172	272,108	209,417	62,691
Cayman	113,493	1,071	1,893	51,853	168,310	570	168,880	61,057	107,823
Channel Islands and the UK	49,486	(2,307)	1,379	34,319	82,877	43	82,920	74,217	8,703
Other	49	—	—	22,119	22,168	(18)	22,150	24,292	(2,142)
Total before eliminations	345,702	—	184	197,405	543,291	2,767	546,058	368,983	177,075
Inter-segment eliminations	—	—	—	(13,430)	(13,430)	—	(13,430)	(13,430)	—
Total	345,702	—	184	183,975	529,861	2,767	532,628	355,553	177,075